Exhibit 99.1

World Omni Select Auto Trust 2025-A
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/02/25 - 09/30/25
Interest Accrual Period	09/24/25 - 10/14/25
30/360 Days	21
Actual/360 Days	21
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	835,651,463.60	25,966
Principal Payments	20,913,373.57	393
Defaulted Receivables	3,196.60	1
Repurchased Accounts	0.00	0
Pool Balance at 09/30/25	814,734,893.43	25,572

Pool Statistics	$ Amount	# of Accounts
Pool Factor	97.50%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	835,651,463.60	25,966

Delinquent Receivables:
Past Due 31-60 days	19,060,452.61	649
Past Due 61-90 days	355,514.41	12
Past Due 91-120 days	12,532.31	1
Past Due 121+ days	0.00	0
Total	19,428,499.33	662

Total 31+ Delinquent as % Ending Pool Balance	2.38%
Total 61+ Delinquent as % Ending Pool Balance	0.05%
Delinquency Trigger Occurred	NO

Recoveries	0.00
Aggregate Net Losses/(Gains) - September 2025	3,196.60
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.00%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	95,731,349.98
Actual Overcollateralization	81,820,780.78
Weighted Average Contract Rate	10.75%
Weighted Average Remaining Term	67.21

Flow of Funds	$ Amount
Collections	28,056,673.98
Investment Earnings on Cash Accounts	3,202.02
Servicing Fee	(841,454.60)
Transfer to Collection Account	-
Available Funds	27,218,421.40

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,653,289.46
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	119,244.59
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	25,445,887.35
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	27,218,421.40

Servicing Fee	841,454.60
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	666,450,000.00
Original Class B	47,210,000.00
Original Class C	44,700,000.00

Total Class A, B, C
Original Note Balance	758,360,000.00
Principal Paid	25,445,887.35
Note Balance @ 10/15/25	732,914,112.65

Class A-1
Original Note Balance	130,000,000.00
Principal Paid	25,445,887.35
Note Balance @ 10/15/25	104,554,112.65
Note Factor @ 10/15/25	80.4262405%

Class A-2a
Original Note Balance	285,520,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	285,520,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-2b
Original Note Balance	90,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	90,000,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-3
Original Note Balance	160,930,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	160,930,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Original Note Balance	47,210,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	47,210,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Original Note Balance	44,700,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	44,700,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,772,534.05
Total Principal Paid	25,445,887.35
Total Paid	27,218,421.40

Class A-1
Coupon	4.22200%
Interest Paid	320,168.33
Principal Paid	25,445,887.35
Total Paid to A-1 Holders	25,766,055.68

Class A-2a
Coupon	4.14000%
Interest Paid	689,530.80
Principal Paid	0.00
Total Paid to A-2a Holders	689,530.80

Class A-2b
SOFR Rate	4.36337%
Coupon	4.96337%
Interest Paid	260,576.93
Principal Paid	0.00
Total Paid to A-2b Holders	260,576.93

Class A-3
Coupon	4.08000%
Interest Paid	383,013.40
Principal Paid	0.00
Total Paid to A-3 Holders	383,013.40

Class B
Coupon	4.33000%
Interest Paid	119,244.59
Principal Paid	0.00
Total Paid to B Holders	119,244.59

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3373253
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.5538364
Total Distribution Amount	35.8911617

A-1 Interest Distribution Amount	2.4628333
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	195.7375950
Total A-1 Distribution Amount	198.2004283

A-2a Interest Distribution Amount	2.4150000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.4150000

A-2b Interest Distribution Amount	2.8952992
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.8952992

A-3 Interest Distribution Amount	2.3800000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3800000

B Interest Distribution Amount	2.5258333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.5258333

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 09/24/25	4,178,257.32
Investment Earnings	3,202.02
Investment Earnings Paid	(3,202.02)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	4,178,257.32
Change	-

Required Reserve Amount	4,178,257.32

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2025-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

Credit Risk Retention Information

The fair value of the Notes and the certificates is summarized below.  The totals in the table may not sum due to rounding:

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$666.42	78.2%
Class B Notes	$47.20	5.5%
Class C Notes	$37.51	4.4%
Certificates	$100.60	11.8%
Total	$851.74	100.0%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.